UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811- 22309

Transparent Value Trust
(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee

Transparent Value Trust
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: September 30

Date of reporting period: October 1, 2022 - March 31, 2023

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

3.31.2023

Guggenheim Funds Semi-Annual Report

Transparent Value Trust
Guggenheim Directional Allocation Fund
Guggenheim RBP® Dividend Fund
Guggenheim RBP® Large-Cap Defensive Fund
Guggenheim RBP® Large-Cap Market Fund
Guggenheim RBP® Large-Cap Value Fund

GuggenheimInvestments.com	RBP-SEMI-0323x0923

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TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
DIRECTIONAL ALLOCATION FUND	8
RBP® DIVIDEND FUND	16
RBP® LARGE-CAP DEFENSIVE FUND	26
RBP® LARGE-CAP MARKET FUND	35
RBP® LARGE-CAP VALUE FUND	44
NOTES TO FINANCIAL STATEMENTS	53
OTHER INFORMATION	60
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	61
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	67

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2023

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Adviser”), is pleased to present the shareholder report for Guggenheim RBP® Funds (the “Funds”). This report covers the semi-annual fiscal period ended March 31, 2023 (the “Reporting Period”).

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC

April 30, 2023

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

Funds in Transparent Value Trust may not be suitable for all investors. ● An investment in the Funds will fluctuate and is subject to investment risks, which means investors could lose money ● The intrinsic value of the underlying stocks may never be realized, or the stock may decline in value ● Certain Funds may invest in derivative instruments, which may be more volatile and less liquid, increasing the risk of loss when compared to traditional securities ● Certain Funds’ investments in other investment vehicles subject the Funds to those risks and expenses affecting the investment vehicle ● You may have a gain or loss when you sell your shares ● It is important to note that the Fund is not guaranteed by the U.S. government ● Please read the prospectus for more detailed information regarding these and other risks.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2023

Developments in March 2023 highlighted the increasingly difficult place in which the U.S. Federal Reserve (the “Fed”) and other central banks find themselves as they work toward restoring price stability and maintaining financial stability. The collapse of Silicon Valley Bank and Signature Bank prompted banks to rush for liquidity support from the Fed, totaling $165 billion in the immediate aftermath. Overseas, the Swiss National Bank provided the equivalent of $54 billion in emergency liquidity to Credit Suisse before a deal was struck with rival UBS to buy it for $3.25 billion.

Heightened concerns about further bank stress and central banks’ ability to continue aggressively tightening monetary policy weighed heavily on market-implied expectations for the path of policy rates. Nevertheless, in March 2023 the Fed raised rates by 25 basis points and the European Central Bank raised rates by 50 basis points. One basis point equals 0.01%. We expect central banks will continue to raise rates over the next few months in their continuing effort to bring inflation to heel, despite the cracks in financial stability that are beginning to show.

While markets were volatile, data releases indicated that the U.S. economy is still on a relatively firm footing. March job growth came in at 236,000, well above the level needed to keep the unemployment rate from rising. Housing data has surprised to the upside, likely in response to the recent softening of mortgage rates. Meanwhile, the S&P Global U.S. composite Purchasing Managers’ Index (“PMI”) rose to a 10-month high, with strength especially evident in sub-indices for the service sector. Forward-looking data looks more concerning, however, with the Leading Economic Index turning down further, initial signs of job loss in the most cyclical and interest rate sensitive sectors, and business surveys souring on the economic outlook and plans for spending and hiring.

The Fed acknowledged in its March 2023 Federal Open Market Committee meeting statement that a contraction of credit emanating from volatility in the banking sector was likely to create new headwinds for the economy. In recognition of this new risk, the Fed’s updated Summary of Economic Projections showed a small downward revision of real gross domestic product growth this year, from 0.5 percent to 0.4 percent, followed by a larger downward revision for next year, from 1.6 percent to 1.2 percent. We continue to expect a recession could begin midway through the year.

For the Reporting Period, the S&P 500® Index* returned 15.62%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* (gross) returned 27.52%. The return of the MSCI Emerging Markets Index* (gross) was 14.20%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a 4.89% return for the Reporting Period, while the Bloomberg U.S. Corporate High Yield Index* returned 7.89%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 1.94% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Bloomberg 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and nonconvertible. The 1-3 Month U.S. Treasury Bill Index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2023

Dow Jones U.S. Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM is a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM which in turn comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices.

Dow Jones U.S. Mid-Cap Total Stock Market IndexSM is a float-adjusted market capitalization weighted index that reflects the shares of securities of the mid-cap portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The Mid-Cap Index includes the components ranked 501-1000 by full market.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation capitalization.

S&P 500 Value Index is a market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within S&P 500 Index that exhibit strong value characteristics.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2022 and ending March 31, 2023.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Directional Allocation Fund
A-Class	1.50%	1.15%	$1,000.00	$1,011.50	$7.52
C-Class	2.09%	0.85%	1,000.00	1,008.50	10.47
P-Class	1.35%	1.23%	1,000.00	1,012.30	6.77
Institutional Class	1.09%	1.32%	1,000.00	1,013.20	5.47
RBP® Dividend Fund
A-Class	1.17%	15.00%	1,000.00	1,150.00	6.27
C-Class	1.92%	14.68%	1,000.00	1,146.80	10.28
P-Class	1.17%	15.17%	1,000.00	1,151.70	6.28
Institutional Class	0.92%	15.32%	1,000.00	1,153.20	4.94
RBP® Large-Cap Defensive Fund
A-Class	1.18%	13.84%	1,000.00	1,138.40	6.29
C-Class	1.93%	13.48%	1,000.00	1,134.80	10.27
P-Class	1.18%	13.87%	1,000.00	1,138.70	6.29
Institutional Class	0.93%	13.95%	1,000.00	1,139.50	4.96
RBP® Large-Cap Market Fund
A-Class	1.19%	11.32%	1,000.00	1,113.20	6.27
C-Class	1.94%	10.87%	1,000.00	1,108.70	10.20
P-Class	1.19%	11.39%	1,000.00	1,113.90	6.27
Institutional Class	0.94%	11.53%	1,000.00	1,115.30	4.96
RBP® Large-Cap Value Fund
A-Class	1.19%	13.89%	1,000.00	1,138.90	6.35
C-Class	1.94%	13.38%	1,000.00	1,133.80	10.32
P-Class	1.19%	13.87%	1,000.00	1,138.70	6.35
Institutional Class	0.94%	14.01%	1,000.00	1,140.10	5.02

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Directional Allocation Fund
A-Class	1.50%	5.00%	$ 1,000.00	$ 1,017.45	$ 7.55
C-Class	2.09%	5.00%	1,000.00	1,014.51	10.50
P-Class	1.35%	5.00%	1,000.00	1,018.20	6.79
Institutional Class	1.09%	5.00%	1,000.00	1,019.50	5.49
RBP® Dividend Fund
A-Class	1.17%	5.00%	1,000.00	1,019.10	5.89
C-Class	1.92%	5.00%	1,000.00	1,015.36	9.65
P-Class	1.17%	5.00%	1,000.00	1,019.10	5.89
Institutional Class	0.92%	5.00%	1,000.00	1,020.34	4.63
RBP® Large-Cap Defensive Fund
A-Class	1.18%	5.00%	1,000.00	1,019.05	5.94
C-Class	1.93%	5.00%	1,000.00	1,015.31	9.70
P-Class	1.18%	5.00%	1,000.00	1,019.05	5.94
Institutional Class	0.93%	5.00%	1,000.00	1,020.29	4.68
RBP® Large-Cap Market Fund
A-Class	1.19%	5.00%	1,000.00	1,019.00	5.99
C-Class	1.94%	5.00%	1,000.00	1,015.26	9.75
P-Class	1.19%	5.00%	1,000.00	1,019.00	5.99
Institutional Class	0.94%	5.00%	1,000.00	1,020.24	4.73
RBP® Large-Cap Value Fund
A-Class	1.19%	5.00%	1,000.00	1,019.00	5.99
C-Class	1.94%	5.00%	1,000.00	1,015.26	9.75
P-Class	1.19%	5.00%	1,000.00	1,019.00	5.99
Institutional Class	0.94%	5.00%	1,000.00	1,020.24	4.73

1	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
2

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2022 to March 31, 2023.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

DIRECTIONAL ALLOCATION FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the Guggenheim Directional Allocation IndexSM (the “Directional Allocation Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

In response to recent market and economic conditions and consistent with the Fund’s objectives and strategies, the Fund has, in recent periods, moved to 100% allocation to cash and cash equivalents and will continue to do so if market conditions warrant.

Inception Dates:
A-Class	June 18, 2012
C-Class	June 18, 2012
P-Class	June 18, 2012
Institutional Class	June 18, 2012

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Average Annual Returns*

Periods Ended March 31, 2023

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	1.15%	(11.75%)	5.23%	8.06%
A-Class Shares with sales charge‡	(3.66%)	(15.93%)	4.21%	7.42%
C-Class Shares	0.85%	(12.36%)	4.48%	7.33%
C-Class Shares with CDSC§	(0.15%)	(13.23%)	4.48%	7.33%
P-Class Shares**	1.23%	(11.69%)	5.27%	8.14%
Institutional Class Shares	1.32%	(11.50%)	5.53%	8.41%
Guggenheim Directional Allocation IndexSM	(0.00%)	(12.60%)	6.10%	9.37%
Dow Jones U.S. Large-Cap Total Stock Market Index	15.29%	(8.56%)	10.91%	12.05%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Guggenheim Directional Allocation IndexSM and the Dow Jones U.S. Large-Cap Total Stock Market Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the Average Annual Return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge is used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023
DIRECTIONAL ALLOCATION FUND

	Shares	Value
MONEY MARKET FUND† - 2.5%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.69%[1]	5,532,181	$5,532,181
Total Money Market Fund
(Cost $5,532,181)		5,532,181

	Face Amount	Value
U.S. TREASURY BILLS†† - 97.8%
U.S. Treasury Bills
4.05% due 04/27/23[2]	$218,000,000	217,331,466
Total U.S. Treasury Bills
(Cost $217,346,605)		217,331,466

Total Investments - 100.3%
(Cost $222,878,786)		$222,863,647
Other Assets & Liabilities, net - (0.3)%		(726,951)
Total Net Assets - 100.0%		$222,136,696

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the 7-day yield as of March 31, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$5,532,181	$—	$—	$5,532,181
U.S. Treasury Bills	—	217,331,466	—	217,331,466
Total Assets	$5,532,181	$217,331,466	$—	$222,863,647

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

DIRECTIONAL ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023

Assets:
Investments, at value (cost $222,878,786)	$222,863,647
Cash	2
Prepaid expenses	29,359
Receivables:
Interest	80,831
Fund shares sold	1,942
Total assets	222,975,781

Liabilities:
Payable for:
Fund shares redeemed	491,422
Management fees	146,236
Professional fees	93,754
Distribution and service fees	41,074
Due to Investment Adviser	15,168
Transfer agent/maintenance fees	13,419
Fund accounting/administration fees	6,117
Trustees’ fees*	207
Miscellaneous	31,688
Total liabilities	839,085
Net assets	$222,136,696

Net assets consist of:
Paid in capital	$222,346,135
Total distributable earnings (loss)	(209,439)
Net assets	$222,136,696

A-Class:
Net assets	$126,597,930
Capital shares outstanding	8,830,111
Net asset value per share	$14.34
Maximum offering price per share (Net asset value divided by 95.25%)	$15.06

C-Class:
Net assets	$14,851,725
Capital shares outstanding	1,144,150
Net asset value per share	$12.98

P-Class:
Net assets	$5,062,286
Capital shares outstanding	349,501
Net asset value per share	$14.48

Institutional Class:
Net assets	$75,624,755
Capital shares outstanding	5,060,880
Net asset value per share	$14.94

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2023

Investment Income:
Interest	4,495,705
Total investment income	4,495,705

Expenses:
Management fees	1,133,257
Distribution and service fees:
A-Class	196,636
C-Class	87,245
P-Class	6,722
Transfer agent/maintenance fees:
A-Class	6,594
C-Class	2,793
P-Class	831
Institutional Class	14,953
Professional fees	133,772
Fund accounting/administration fees	54,063
Custodian fees	31,991
Tax expense	13,839
Trustees’ fees*	8,263
Line of credit fees	3,815
Miscellaneous	62,374
Recoupment of previously waived fees:
A-Class	64,636
C-Class	780
P-Class	246
Institutional Class	3,940
Total expenses	1,826,750
Less:
A-Class	(4,570)
C-Class	(3,208)
P-Class	(951)
Institutional Class	(17,034)
Expenses waived by Adviser	(140,492)
Earnings credits applied	(25,942)
Total waived/reimbursed expenses	(192,197)
Net expenses	1,634,553
Net investment income	2,861,152

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	25,044
Net realized gain	25,044
Net change in unrealized appreciation (depreciation) on:
Investments	(48,970)
Net change in unrealized appreciation (depreciation)	(48,970)
Net realized and unrealized loss	(23,926)
Net increase in net assets resulting from operations	$2,837,226

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

DIRECTIONAL ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,861,152	$(68,833)
Net realized gain (loss) on investments	25,044	(1,829,790)
Net change in unrealized appreciation (depreciation) on investments	(48,970)	(26,086,263)
Net increase (decrease) in net assets resulting from operations	2,837,226	(27,984,886)

Distributions to shareholders:
A-Class	(482,969)	(22,873,206)
C-Class	—	(7,531,556)
P-Class	(21,150)	(1,174,381)
Institutional Class	(613,597)	(18,380,858)
Total distributions to shareholders	(1,117,716)	(49,960,001)

Capital share transactions:
Proceeds from sale of shares
A-Class	6,540,597	36,607,727
C-Class	225,862	499,868
P-Class	221,161	87,108
Institutional Class	2,789,789	5,835,101
Distributions reinvested
A-Class	435,304	20,292,140
C-Class	—	7,433,984
P-Class	20,861	1,161,691
Institutional Class	595,770	17,864,833
Cost of shares redeemed
A-Class	(16,885,657)	(35,849,828)
C-Class	(6,352,326)	(37,540,879)
P-Class	(648,716)	(2,457,640)
Institutional Class	(21,507,137)	(39,972,997)
Net increase (decrease) from capital share transactions	(34,564,492)	(26,038,892)
Net increase (decrease) in net assets	(32,844,982)	(103,983,779)

Net assets:
Beginning of period	254,981,678	358,965,457
End of period	$222,136,696	$254,981,678

Capital share activity:
Shares sold
A-Class	458,673	2,195,844
C-Class	17,468	33,059
P-Class	15,336	5,264
Institutional Class	187,717	344,245
Shares issued from reinvestment of distributions
A-Class	30,612	1,196,471
C-Class	—	481,788
P-Class	1,453	67,856
Institutional Class	40,255	1,011,599
Shares redeemed
A-Class	(1,183,928)	(2,293,863)
C-Class	(492,049)	(2,494,552)
P-Class	(44,918)	(162,961)
Institutional Class	(1,445,515)	(2,423,203)
Net decrease in shares	(2,414,896)	(2,038,453)

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$14.23	$18.11	$14.00	$16.50	$18.59	$15.83
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	(.01)	(.06)	.02	.03	(.03)
Net gain (loss) on investments (realized and unrealized)	—	(1.27)	4.18	.07	(.12)	2.79
Total from investment operations	.16	(1.28)	4.12	.09	(.09)	2.76
Less distributions from:
Net investment income	(.05)	—	(.01)	—	—	—
Net realized gains	—	(2.60)	—	(2.59)	(2.00)	—
Total distributions	(.05)	(2.60)	(.01)	(2.59)	(2.00)	—
Net asset value, end of period	$14.34	$14.23	$18.11	$14.00	$16.50	$18.59

Total Return[d]	1.15%	(9.40%)	29.42%	(0.38%)	1.13%	17.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$126,598	$135,504	$152,598	$106,549	$104,877	$117,786
Ratios to average net assets:
Net investment income (loss)	2.31%	(0.03%)	(0.38%)	0.16%	0.18%	(0.20%)
Total expenses[e]	1.62%	1.48%	1.44%	1.43%	1.40%	1.35%
Net expenses[f,g,h]	1.50%	1.39%	1.42%	1.40%	1.39%	1.34%
Portfolio turnover rate	—	149%	131%	313%	203%	92%

C-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$12.87	$16.72	$13.01	$15.59	$17.81	$15.29
Income (loss) from investment operations:
Net investment income (loss)[b]	.11	(.12)	(.16)	(.07)	(.08)	(.16)
Net gain (loss) on investments (realized and unrealized)	—	(1.13)	3.87	.08	(.14)	2.68
Total from investment operations	.11	(1.25)	3.71	.01	(.22)	2.52
Less distributions from:
Net realized gains	—	(2.60)	—	(2.59)	(2.00)	—
Total distributions	—	(2.60)	—	(2.59)	(2.00)	—
Net asset value, end of period	$12.98	$12.87	$16.72	$13.01	$15.59	$17.81

Total Return[d]	0.85%	(10.08%)	28.52%	(0.99%)	0.38%	16.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,852	$20,835	$60,153	$98,656	$176,994	$239,516
Ratios to average net assets:
Net investment income (loss)	1.66%	(0.82%)	(1.02%)	(0.53%)	(0.53%)	(0.96%)
Total expenses[e]	2.25%	2.21%	2.15%	2.15%	2.13%	2.11%
Net expenses[f,g,h]	2.09%	2.08%	2.09%	2.10%	2.11%	2.11%
Portfolio turnover rate	—	149%	131%	313%	203%	92%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$14.36	$18.25	$14.10	$16.59	$18.67	$15.90
Income (loss) from investment operations:
Net investment income (loss)[b]	.18	— [c]	(.05)	.03	.04	(.04)
Net gain (loss) on investments (realized and unrealized)	—	(1.29)	4.20	.07	(.12)	2.81
Total from investment operations	.18	(1.29)	4.15	.10	(.08)	2.77
Less distributions from:
Net investment income	(.06)	—	— [c]	—	—	—
Net realized gains	—	(2.60)	—	(2.59)	(2.00)	—
Total distributions	(.06)	(2.60)	—	(2.59)	(2.00)	—
Net asset value, end of period	$14.48	$14.36	$18.25	$14.10	$16.59	$18.67

Total Return	1.23%	(9.38%)	29.45%	(0.30%)	1.19%	17.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,062	$5,424	$8,533	$9,143	$15,056	$20,892
Ratios to average net assets:
Net investment income (loss)	2.46%	(0.01%)	(0.28%)	0.22%	0.24%	(0.22%)
Total expenses[e]	1.50%	1.43%	1.38%	1.40%	1.40%	1.37%
Net expenses[f,g,h]	1.35%	1.33%	1.34%	1.35%	1.36%	1.36%
Portfolio turnover rate	—	149%	131%	313%	203%	92%

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$14.85	$18.74	$14.48	$16.93	$18.97	$16.12
Income (loss) from investment operations:
Net investment income (loss)[b]	.20	.04	(.01)	.07	.08	.01
Net gain (loss) on investments (realized and unrealized)	(.01)	(1.33)	4.32	.07	(.12)	2.84
Total from investment operations	.19	(1.29)	4.31	.14	(.04)	2.85
Less distributions from:
Net investment income	(.10)	—	(.05)	—	—	—
Net realized gains	—	(2.60)	—	(2.59)	(2.00)	—
Total distributions	(.10)	(2.60)	(.05)	(2.59)	(2.00)	—
Net asset value, end of period	$14.94	$14.85	$18.74	$14.48	$16.93	$18.97

Total Return	1.32%	(9.11%)	29.81%	(0.03%)	1.39%	17.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$75,625	$93,219	$137,682	$152,083	$266,223	$345,423
Ratios to average net assets:
Net investment income (loss)	2.68%	0.25%	(0.04%)	0.47%	0.48%	0.04%
Total expenses[e]	1.25%	1.20%	1.15%	1.15%	1.13%	1.12%
Net expenses[f,g,h]	1.09%	1.08%	1.09%	1.10%	1.11%	1.11%
Portfolio turnover rate	—	149%	131%	313%	203%	92%

[a]	Unaudited figures for the period ended March 31, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	3/31/2023[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	0.10%	0.01%	—	—	0.01%	—
C-Class	0.01%	0.01%	—	0.01%	0.01%	0.02%
P-Class	0.01%	0.01%	—	0.00%[i]	0.00%[i]	0.01%
Institutional Class	0.01%	0.01%	—	0.01%	0.01%	0.02%

[i]	Less than 0.01%.

[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	1.46%	1.38%	1.41%	1.40%	1.39%	1.34%
C-Class	2.06%	2.08%	2.08%	2.10%	2.10%	2.10%
P-Class	1.31%	1.33%	1.34%	1.35%	1.35%	1.35%
Institutional Class	1.06%	1.08%	1.09%	1.10%	1.10%	1.10%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

RBP® DIVIDEND FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Dividend IndexSM (the “Dividend Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 18, 2011
C-Class	April 18, 2011
P-Class	April 18, 2011
Institutional Class	February 10, 2011

Ten Largest Holdings	(% of Total Net Assets)
Microsoft Corp.	6.9%
Apple, Inc.	5.9%
Exxon Mobil Corp.	2.2%
Visa, Inc. — Class A	2.0%
Procter & Gamble Co.	1.9%
Mastercard, Inc. — Class A	1.8%
Home Depot, Inc.	1.7%
Broadcom, Inc.	1.7%
Merck & Company, Inc.	1.7%
Walmart, Inc.	1.6%
Top Ten Total	27.4%

“Ten Largest Holdings” excludes any temporary cash investments.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Average Annual Returns*

Periods Ended March 31, 2023

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	15.00%	(7.83%)	7.63%	8.80%
A-Class Shares with sales charge‡	9.57%	(12.20%)	6.59%	8.15%
C-Class Shares	14.68%	(8.46%)	6.82%	8.03%
C-Class Shares with CDSC§	13.68%	(9.37%)	6.82%	8.03%
P-Class Shares**	15.17%	(7.78%)	7.64%	8.85%
Institutional Class Shares	15.32%	(7.51%)	7.91%	9.13%
Guggenheim RBP Dividend IndexSM	15.82%	(6.68%)	9.06%	10.40%
Dow Jones U.S. Large-Cap Total Stock Market Index	15.29%	(8.56%)	10.91%	12.05%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Guggenheim RBP Dividend IndexSM and Dow Jones U.S. Large-Cap Total Stock Market Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class share effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the Average Annual Return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023
RBP® DIVIDEND FUND

	Shares	Value
COMMON STOCKS† - 99.1%

Technology - 23.4%
Microsoft Corp.	4,214	$1,214,896
Apple, Inc.	6,250	1,030,625
Broadcom, Inc.	470	301,524
Accenture plc — Class A	904	258,372
Intuit, Inc.	558	248,773
Applied Materials, Inc.	1,856	227,973
KLA Corp.	508	202,778
Monolithic Power Systems, Inc.	368	184,199
Electronic Arts, Inc.	1,473	177,423
NVIDIA Corp.	455	126,385
QUALCOMM, Inc.	921	117,501
Total Technology		4,090,449

Financial - 19.0%
Visa, Inc. — Class A	1,547	348,787
Mastercard, Inc. — Class A	880	319,801
Prologis, Inc. REIT	1,862	232,322
American Express Co.	1,288	212,455
Intercontinental Exchange, Inc.	1,916	199,820
Chubb Ltd.	985	191,267
Life Storage, Inc. REIT	1,448	189,818
Rexford Industrial Realty, Inc. REIT	3,035	181,038
Mid-America Apartment Communities, Inc. REIT	1,102	166,446
Truist Financial Corp.	4,719	160,918
Popular, Inc.	2,722	156,270
American International Group, Inc.	3,076	154,908
MetLife, Inc.	2,435	141,084
Annaly Capital Management, Inc. REIT	6,696	127,961
American Tower Corp. — Class A REIT	558	114,022
Rithm Capital Corp. REIT	10,463	83,704
Pinnacle Financial Partners, Inc.	1,217	67,129
Blackstone Mortgage Trust, Inc. — Class A REIT	3,715	66,313
New York Community Bancorp, Inc.	6,573	59,420
American Homes 4 Rent — Class A REIT	1,870	58,811
AGNC Investment Corp. REIT	4,128	41,610
Comerica, Inc.	409	17,759
JPMorgan Chase & Co.	126	16,419
Sun Communities, Inc. REIT	71	10,002
Total Financial		3,318,084

Consumer, Non-cyclical - 17.3%
Procter & Gamble Co.	2,290	340,500
Merck & Company, Inc.	2,773	295,020
Bristol-Myers Squibb Co.	3,546	245,773
Danaher Corp.	914	230,365
Becton Dickinson and Co.	859	212,637
Gilead Sciences, Inc.	2,543	210,992
Amgen, Inc.	765	184,939
Sysco Corp.	2,310	178,402
Bunge Ltd.	1,864	178,049
Encompass Health Corp.	3,159	170,902
Kroger Co.	3,414	168,549
Constellation Brands, Inc. — Class A	600	135,534
PepsiCo, Inc.	663	120,865
Bruker Corp.	1,300	102,492
McKesson Corp.	207	73,702
UnitedHealth Group, Inc.	138	65,217
Automatic Data Processing, Inc.	255	56,771
Johnson & Johnson	259	40,145
MarketAxess Holdings, Inc.	34	13,304
Total Consumer, Non-cyclical		3,024,158

Consumer, Cyclical - 14.6%
Home Depot, Inc.	1,030	303,974
Walmart, Inc.	1,854	273,372
NIKE, Inc. — Class B	2,010	246,506
Starbucks Corp.	2,238	233,043
TJX Companies, Inc.	2,785	218,233
Target Corp.	1,218	201,737
General Motors Co.	5,216	191,323
Costco Wholesale Corp.	365	181,358
Dollar General Corp.	810	170,473
WW Grainger, Inc.	238	163,937
Watsco, Inc.	458	145,717
Lowe’s Companies, Inc.	716	143,178
Tractor Supply Co.	334	78,503
Total Consumer, Cyclical		2,551,354

Energy - 6.6%
Exxon Mobil Corp.	3,513	385,236
EOG Resources, Inc.	1,762	201,978
Valero Energy Corp.	1,422	198,511
Pioneer Natural Resources Co.	838	171,153
Halliburton Co.	5,243	165,889
ConocoPhillips	344	34,128
Total Energy		1,156,895

Industrial - 6.3%
Caterpillar, Inc.	981	224,492
Deere & Co.	524	216,349
Eaton Corporation plc	1,166	199,782
Agilent Technologies, Inc.	1,366	188,973
Regal Rexnord Corp.	1,132	159,306
Republic Services, Inc. — Class A	478	64,635
Emerson Electric Co.	542	47,230
Illinois Tool Works, Inc.	26	6,330
Total Industrial		1,107,097

Utilities - 5.2%
NextEra Energy, Inc.	2,874	221,528
Exelon Corp.	4,610	193,113
Evergy, Inc.	2,821	172,420
DTE Energy Co.	1,173	128,490
National Fuel Gas Co.	1,380	79,681
Vistra Corp.	2,743	65,832
FirstEnergy Corp.	1,310	52,479
Total Utilities		913,543

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2023
RBP® DIVIDEND FUND

	Shares	Value
Communications - 4.5%
AT&T, Inc.	12,426	$239,200
Comcast Corp. — Class A	6,247	236,824
Fox Corp. — Class A	4,751	161,771
Interpublic Group of Companies, Inc.	3,870	144,119
Fox Corp. — Class B	228	7,139
Total Communications		789,053

Basic Materials - 2.2%
Mosaic Co.	3,546	162,691
CF Industries Holdings, Inc.	2,211	160,275
Air Products and Chemicals, Inc.	240	68,930
Total Basic Materials		391,896

Total Common Stocks
(Cost $17,249,741)		17,342,529

EXCHANGE-TRADED FUNDS† - 0.4%
iShares Select Dividend ETF	357	41,833
Vanguard Dividend Appreciation ETF	177	27,260
Total Exchange-Traded Funds
(Cost $68,948)		69,093

Total Investments - 99.5%
(Cost $17,318,689)		$17,411,622
Other Assets & Liabilities, net - 0.5%		86,768
Total Net Assets - 100.0%		$17,498,390

†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,342,529	$—	$—	$17,342,529
Exchange-Traded Funds	69,093	—	—	69,093
Total Assets	$17,411,622	$—	$—	$17,411,622

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

RBP® DIVIDEND FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023

Assets:
Investments, at value (cost $17,318,689)	$17,411,622
Cash	51,627
Prepaid expenses	49,343
Receivables:
Securities sold	87,157
Dividends	22,439
Investment Adviser	3,746
Total assets	17,625,934

Liabilities:
Payable for:
Fund shares redeemed	96,321
Professional fees	13,686
Fund accounting/administration fees	4,330
Transfer agent/maintenance fees	2,868
Distribution and service fees	2,648
Trustees’ fees*	2,236
Distributions to shareholders	280
Miscellaneous	5,175
Total liabilities	127,544
Net assets	$17,498,390

Net assets consist of:
Paid in capital	$18,170,528
Total distributable earnings (loss)	(672,138)
Net assets	$17,498,390

A-Class:
Net assets	$9,106,194
Capital shares outstanding	744,888
Net asset value per share	$12.22
Maximum offering price per share (Net asset value divided by 95.25%)	$12.83

C-Class:
Net assets	$733,985
Capital shares outstanding	59,237
Net asset value per share	$12.39

P-Class:
Net assets	$693,956
Capital shares outstanding	56,071
Net asset value per share	$12.38

Institutional Class:
Net assets	$6,964,255
Capital shares outstanding	591,384
Net asset value per share	$11.78

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2023

Investment Income:
Dividends	$229,843
Total investment income	229,843

Expenses:
Management fees	66,290
Distribution and service fees:
A-Class	13,491
C-Class	4,267
P-Class	941
Transfer agent/maintenance fees:
A-Class	6,289
C-Class	941
P-Class	1,364
Institutional Class	6,000
Registration fees	32,269
Professional fees	24,094
Fund accounting/administration fees	8,246
Trustees’ fees*	6,485
Custodian fees	2,942
Line of credit fees	346
Miscellaneous	6,191
Total expenses	180,156
Less:
Expenses reimbursed by Adviser:
A-Class	(10,418)
C-Class	(1,119)
P-Class	(1,530)
Institutional Class	(7,482)
Expenses waived by Adviser	(61,583)
Total waived/reimbursed expenses	(82,132)
Net expenses	98,024
Net investment income	131,819

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(457,705)
Net realized loss	(457,705)
Net change in unrealized appreciation (depreciation) on:
Investments	2,764,527
Net change in unrealized appreciation (depreciation)	2,764,527
Net realized and unrealized gain	2,306,822
Net increase in net assets resulting from operations	$2,438,641

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$131,819	$216,302
Net realized loss on investments	(457,705)	(201,687)
Net change in unrealized appreciation (depreciation) on investments	2,764,527	(3,021,832)
Net increase (decrease) in net assets resulting from operations	2,438,641	(3,007,217)

Distributions to shareholders:
A-Class	(54,968)	(1,834,203)
C-Class	(1,949)	(264,222)
P-Class	(4,576)	(225,153)
Institutional Class	(51,666)	(1,722,168)
Return of Capital:
A-Class	—	(32,948)
C-Class	—	(4,746)
P-Class	—	(4,044)
Institutional Class	—	(30,936)
Total distributions to shareholders	(113,159)	(4,118,420)

Capital share transactions:
Proceeds from sale of shares
A-Class	624,941	1,412,013
C-Class	17,245	291,601
P-Class	3,179	119,455
Institutional Class	137,355	1,036,840
Distributions reinvested
A-Class	54,621	1,856,196
C-Class	1,893	267,192
P-Class	4,562	228,813
Institutional Class	51,531	1,748,080
Cost of shares redeemed
A-Class	(835,902)	(2,998,436)
C-Class	(239,761)	(1,659,939)
P-Class	(203,769)	(752,512)
Institutional Class	(778,601)	(3,271,612)
Net increase (decrease) from capital share transactions	(1,162,706)	(1,722,309)
Net increase (decrease) in net assets	1,162,776	(8,847,946)

Net assets:
Beginning of period	16,335,614	25,183,560
End of period	$17,498,390	$16,335,614

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

RBP® DIVIDEND FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Capital share activity:
Shares sold
A-Class	51,639	100,195
C-Class	1,400	22,625
P-Class	263	8,869
Institutional Class	12,225	76,424
Shares issued from reinvestment of distributions
A-Class	4,522	134,150
C-Class	155	18,923
P-Class	373	16,280
Institutional Class	4,427	131,210
Shares redeemed
A-Class	(69,524)	(248,948)
C-Class	(19,352)	(119,032)
P-Class	(17,010)	(56,280)
Institutional Class	(67,690)	(279,603)
Net decrease in shares	(98,572)	(195,187)

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$10.69	$14.59	$10.76	$12.00	$12.55	$12.82
Income (loss) from investment operations:
Net investment income (loss)[b]	.09	.11	.27	.30	.29	.23
Net gain (loss) on investments (realized and unrealized)	1.51	(1.65)	3.99	(.91)	.05	1.37
Total from investment operations	1.60	(1.54)	4.26	(.61)	.34	1.60
Less distributions from:
Net investment income	(.07)	(.09)	(.43)	(.31)	(.32)	(.34)
Net realized gains	—	(2.23)	—	(.21)	(.57)	(1.53)
Return of capital	—	(.04)	—	(.11)	—	—
Total distributions	(.07)	(2.36)	(.43)	(.63)	(.89)	(1.87)
Net asset value, end of period	$12.22	$10.69	$14.59	$10.76	$12.00	$12.55

Total Return[c]	15.00%	(14.13%)	39.75%	(5.16%)	3.41%	13.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,106	$8,103	$11,274	$5,357	$5,860	$5,775
Ratios to average net assets:
Net investment income (loss)	1.43%	0.85%	1.89%	2.73%	2.49%	1.84%
Total expenses[d]	2.10%	1.92%	1.91%	2.04%	1.95%	2.08%
Net expenses[e,f,g]	1.17%	1.20%	1.20%	1.21%	1.22%	1.21%
Portfolio turnover rate	35%	70%	157%	114%	110%	97%

C-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$10.83	$14.76	$10.86	$12.06	$12.53	$12.74
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	—	.20	.22	.20	.14
Net gain (loss) on investments (realized and unrealized)	1.55	(1.66)	3.99	(.92)	.07	1.35
Total from investment operations	1.59	(1.66)	4.19	(.70)	.27	1.49
Less distributions from:
Net investment income	(.03)	— [i]	(.29)	(.18)	(.17)	(.17)
Net realized gains	—	(2.23)	—	(.21)	(.57)	(1.53)
Return of capital	—	(.04)	—	(.11)	—	—
Total distributions	(.03)	(2.27)	(.29)	(.50)	(.74)	(1.70)
Net asset value, end of period	$12.39	$10.83	$14.76	$10.86	$12.06	$12.53

Total Return[c]	14.68%	(14.78%)	38.60%	(5.84%)	2.66%	12.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$734	$834	$2,281	$3,651	$5,223	$5,976
Ratios to average net assets:
Net investment income (loss)	0.67%	0.02%	1.42%	1.92%	1.75%	1.10%
Total expenses[d]	2.88%	2.67%	2.70%	2.80%	2.64%	2.77%
Net expenses[e,f,g]	1.92%	1.95%	1.95%	1.96%	1.97%	1.96%
Portfolio turnover rate	35%	70%	157%	114%	110%	97%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$10.82	$14.74	$10.84	$12.13	$12.67	$12.88
Income (loss) from investment operations:
Net investment income (loss)[b]	.09	.11	.27	.30	.29	.23
Net gain (loss) on investments (realized and unrealized)	1.55	(1.68)	4.02	(.92)	.06	1.37
Total from investment operations	1.64	(1.57)	4.29	(.62)	.35	1.60
Less distributions from:
Net investment income	(.08)	(.08)	(.39)	(.35)	(.32)	(.28)
Net realized gains	—	(2.23)	—	(.21)	(.57)	(1.53)
Return of capital	—	(.04)	—	(.11)	—	—
Total distributions	(.08)	(2.35)	(.39)	(.67)	(.89)	(1.81)
Net asset value, end of period	$12.38	$10.82	$14.74	$10.84	$12.13	$12.67

Total Return	15.17%	(14.18%)	39.72%	(5.13%)	3.43%	13.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$694	$784	$1,527	$1,093	$1,444	$1,829
Ratios to average net assets:
Net investment income (loss)	1.41%	0.80%	1.87%	2.60%	2.50%	1.84%
Total expenses[d]	2.28%	1.98%	1.93%	2.06%	2.06%	2.04%
Net expenses[e,f,g]	1.17%	1.20%	1.20%	1.21%	1.22%	1.21%
Portfolio turnover rate	35%	70%	157%	114%	110%	97%

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$10.29	$14.14	$10.46	$11.70	$12.28	$12.59
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	.14	.30	.32	.31	.25
Net gain (loss) on investments (realized and unrealized)	1.48	(1.59)	3.86	(.88)	.05	1.35
Total from investment operations	1.58	(1.45)	4.16	(.56)	.36	1.60
Less distributions from:
Net investment income	(.09)	(.13)	(.48)	(.36)	(.37)	(.38)
Net realized gains	—	(2.23)	—	(.21)	(.57)	(1.53)
Return of capital	—	(.04)	—	(.11)	—	—
Total distributions	(.09)	(2.40)	(.48)	(.68)	(.94)	(1.91)
Net asset value, end of period	$11.78	$10.29	$14.14	$10.46	$11.70	$12.28

Total Return	15.32%	(13.97%)	40.06%	(4.88%)	3.66%	13.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,964	$6,614	$10,101	$6,882	$8,979	$5,203
Ratios to average net assets:
Net investment income (loss)	1.68%	1.08%	2.22%	2.94%	2.76%	2.08%
Total expenses[d]	1.83%	1.62%	1.62%	1.80%	1.62%	1.78%
Net expenses[e,f,g]	0.92%	0.95%	0.95%	0.96%	0.97%	0.96%
Portfolio turnover rate	35%	70%	157%	114%	110%	97%

[a]	Unaudited figures for the period ended March 31, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	—	—	—	0.00%[h]	—	—
C-Class	—	—	—	0.00%[h]	—	—
P-Class	—	—	—	—	—	—
Institutional Class	—	—	—	—	—	—

[h]	Less than 0.01%

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	1.17%	1.19%	1.20%	1.20%	1.21%	1.20%
C-Class	1.92%	1.95%	1.95%	1.96%	1.96%	1.95%
P-Class	1.17%	1.20%	1.20%	1.21%	1.21%	1.20%
Institutional Class	0.92%	0.94%	0.95%	0.95%	0.96%	0.95%

[i]	Less than $0.01 per share.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

RBP® LARGE-CAP DEFENSIVE FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 27, 2010
C-Class	April 18, 2011
P-Class	April 27, 2010
Institutional Class	February 15, 2011

Ten Largest Holdings	(% of Total Net Assets)
Apple, Inc.	8.0%
Microsoft Corp.	7.2%
Alphabet, Inc. — Class C	4.6%
Tesla, Inc.	3.1%
Exxon Mobil Corp.	2.6%
Visa, Inc. — Class A	2.4%
Procter & Gamble Co.	2.4%
Mastercard, Inc. — Class A	2.2%
Home Depot, Inc.	2.1%
Merck & Company, Inc.	2.1%
Top Ten Total	36.7%

“Ten Largest Holdings” excludes any temporary cash investments.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Average Annual Returns*

Periods Ended March 31, 2023

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	13.84%	(10.03%)	5.79%	8.30%
A-Class Shares with sales charge‡	8.42%	(14.29%)	4.76%	7.66%
C-Class Shares	13.48%	(10.71%)	5.01%	7.54%
C-Class Shares with CDSC§	12.48%	(11.61%)	5.01%	7.54%
P-Class Shares**	13.87%	(9.99%)	5.79%	8.36%
Institutional Class Shares	13.95%	(9.82%)	6.07%	8.63%
Guggenheim RBP Large-Cap Defensive IndexSM	14.56%	(9.04%)	7.06%	9.77%
Dow Jones U.S. Large-Cap Total Stock Market Index	15.29%	(8.56%)	10.91%	12.05%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Guggenheim RBP Large-Cap Defensive IndexSM and the Dow Jones U.S Large-Cap Total Stock Market Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported return.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the Average Annual Return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023
RBP® LARGE-CAP DEFENSIVE FUND

	Shares	Value
COMMON STOCKS† - 98.3%

Consumer, Non-cyclical - 23.9%
Procter & Gamble Co.	1,222	$181,699
Merck & Company, Inc.	1,487	158,202
Bristol-Myers Squibb Co.	2,028	140,561
Abbott Laboratories	1,372	138,929
Mondelez International, Inc. — Class A	1,927	134,350
Vertex Pharmaceuticals, Inc.*	406	127,918
Hershey Co.	471	119,827
McKesson Corp.	326	116,072
AmerisourceBergen Corp. — Class A	700	112,077
US Foods Holding Corp.*	2,942	108,678
Constellation Brands, Inc. — Class A	479	108,201
Incyte Corp.*	1,496	108,116
Becton Dickinson and Co.	417	103,224
Dexcom, Inc.*	785	91,201
Waters Corp.*	165	51,089
Regeneron Pharmaceuticals, Inc.*	30	24,650
Monster Beverage Corp.*	102	5,509
PepsiCo, Inc.	28	5,105
Total Consumer, Non-cyclical		1,835,408

Technology - 18.6%
Apple, Inc.	3,710	611,779
Microsoft Corp.	1,926	555,266
Electronic Arts, Inc.	868	104,550
Accenture plc — Class A	221	63,164
Adobe, Inc.*	116	44,703
Salesforce, Inc.*	179	35,761
NVIDIA Corp.	39	10,833
Total Technology		1,426,056

Financial - 17.1%
Visa, Inc. — Class A	814	183,524
Mastercard, Inc. — Class A	473	171,893
Prologis, Inc. REIT	1,084	135,251
Progressive Corp.	865	123,747
Cboe Global Markets, Inc.	894	120,011
Chubb Ltd.	593	115,149
Rexford Industrial Realty, Inc. REIT	1,900	113,335
Arch Capital Group Ltd.*	1,651	112,053
Travelers Companies, Inc.	642	110,045
Everest Re Group Ltd.	302	108,122
AGNC Investment Corp. REIT	1,153	11,622
Berkshire Hathaway, Inc. — Class B*	17	5,249
Total Financial		1,310,001

Communications - 13.6%
Alphabet, Inc. — Class C*	3,400	353,600
Walt Disney Co.*	1,491	149,294
AT&T, Inc.	7,254	139,639
Arista Networks, Inc.*	767	128,749
FactSet Research Systems, Inc.	253	105,018
Liberty Media Corporation-Liberty Formula One — Class C*	1,382	103,415
Amazon.com, Inc.*	604	62,387
Total Communications		1,042,102

Consumer, Cyclical - 11.2%
Tesla, Inc.*	1,149	238,372
Home Depot, Inc.	556	164,087
Walmart, Inc.	1,052	155,117
TJX Companies, Inc.	1,647	129,059
Lululemon Athletica, Inc.*	351	127,831
Costco Wholesale Corp.	96	47,699
Total Consumer, Cyclical		862,165

Utilities - 7.4%
NextEra Energy, Inc.	1,680	129,494
American Electric Power Company, Inc.	1,304	118,651
Evergy, Inc.	1,842	112,583
Duke Energy Corp.	1,161	112,002
Vistra Corp.	3,878	93,072
Exelon Corp.	126	5,278
Total Utilities		571,080

Industrial - 3.9%
Illinois Tool Works, Inc.	512	124,647
Northrop Grumman Corp.	238	109,889
Snap-on, Inc.	272	67,154
Total Industrial		301,690

Energy - 2.6%
Exxon Mobil Corp.	1,806	198,046

Total Common Stocks
(Cost $7,314,259)		7,546,548

EXCHANGE-TRADED FUNDS† - 1.0%
Vanguard S&P 500 ETF	99	37,231
SPDR S&P 500 ETF Trust	90	36,845
Total Exchange-Traded Funds
(Cost $70,420)		74,076

Total Investments - 99.3%
(Cost $7,384,679)		$7,620,624
Other Assets & Liabilities, net - 0.7%		55,822
Total Net Assets - 100.0%		$7,676,446

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2023
RBP® LARGE-CAP DEFENSIVE FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,546,548	$—	$—	$7,546,548
Exchange-Traded Funds	74,076	—	—	74,076
Total Assets	$7,620,624	$—	$—	$7,620,624

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

RBP® LARGE-CAP DEFENSIVE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023

Assets:
Investments, at value (cost $7,384,679)	$7,620,624
Cash	25,354
Prepaid expenses	34,642
Receivables:
Securities sold	85,108
Investment Adviser	10,266
Dividends	5,146
Fund shares sold	60
Total assets	7,781,200

Liabilities:
Payable for:
Fund shares redeemed	77,751
Professional fees	15,209
Fund accounting/administration fees	4,244
Transfer agent/maintenance fees	2,481
Distribution and service fees	1,245
Trustees’ fees*	861
Miscellaneous	2,963
Total liabilities	104,754
Net assets	$7,676,446

Net assets consist of:
Paid in capital	$7,975,235
Total distributable earnings (loss)	(298,789)
Net assets	$7,676,446

A-Class:
Net assets	$2,613,181
Capital shares outstanding	294,536
Net asset value per share	$8.87
Maximum offering price per share (Net asset value divided by 95.25%)	$9.31

C-Class:
Net assets	$445,227
Capital shares outstanding	53,941
Net asset value per share	$8.25

P-Class:
Net assets	$200,824
Capital shares outstanding	21,643
Net asset value per share	$9.28

Institutional Class:
Net assets	$4,417,214
Capital shares outstanding	469,409
Net asset value per share	$9.41

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2023

Investment Income:
Dividends	$54,910
Total investment income	54,910

Expenses:
Management fees	29,765
Distribution and service fees:
A-Class	4,181
C-Class	2,868
P-Class	366
Transfer agent/maintenance fees:
A-Class	4,508
C-Class	973
P-Class	708
Institutional Class	6,601
Registration fees	35,522
Professional fees	20,798
Trustees’ fees*	6,770
Fund accounting/administration fees	6,223
Custodian fees	1,945
Line of credit fees	154
Miscellaneous	5,605
Total expenses	126,987
Less:
Expenses reimbursed by Adviser:
A-Class	(18,890)
C-Class	(3,770)
P-Class	(2,138)
Institutional Class	(27,572)
Expenses waived by Adviser	(30,995)
Earnings credit applied	(277)
Total waived/reimbursed expenses	(83,642)
Net expenses	43,345
Net investment income	11,565

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(245,070)
Net realized loss	(245,070)
Net change in unrealized appreciation (depreciation) on:
Investments	1,312,449
Net change in unrealized appreciation (depreciation)	1,312,449
Net realized and unrealized gain	1,067,379
Net increase in net assets resulting from operations	$1,078,944

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,565	$6,883
Net realized loss on investments	(245,070)	(296,542)
Net change in unrealized appreciation (depreciation) on investments	1,312,449	(1,578,553)
Net increase (decrease) in net assets resulting from operations	1,078,944	(1,868,212)

Distributions to shareholders:
A-Class	(3,001)	(1,151,650)
C-Class	—	(309,390)
P-Class	—	(76,384)
Institutional Class	(6,932)	(1,047,012)
Total distributions to shareholders	(9,933)	(2,584,436)

Capital share transactions:
Proceeds from sale of shares
A-Class	132,124	960,741
C-Class	—	1,200,914
P-Class	13,484	24,317
Institutional Class	1,101,063	226,621
Distributions reinvested
A-Class	2,830	1,091,588
C-Class	—	309,390
P-Class	—	76,384
Institutional Class	6,871	1,036,737
Cost of shares redeemed
A-Class	(1,367,149)	(1,165,677)
C-Class	(736,182)	(1,343,554)
P-Class	(135,788)	(2,503)
Institutional Class	(884,137)	(524,713)
Net increase (decrease) from capital share transactions	(1,866,884)	1,890,245
Net decrease in net assets	(797,873)	(2,562,403)

Net assets:
Beginning of period	8,474,319	11,036,722
End of period	$7,676,446	$8,474,319

Capital share activity:
Shares sold
A-Class	15,984	90,759
C-Class	—	134,858
P-Class	1,554	2,310
Institutional Class	128,942	25,387
Shares issued from reinvestment of distributions
A-Class	327	104,159
C-Class	—	31,474
P-Class	—	6,976
Institutional Class	749	93,568
Shares redeemed
A-Class	(166,689)	(119,868)
C-Class	(96,107)	(149,215)
P-Class	(14,961)	(263)
Institutional Class	(98,906)	(48,717)
Net increase (decrease) in shares	(229,107)	171,428

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$7.80	$12.15	$10.46	$11.06	$12.09	$11.77
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.01	—	.06	.06	.04
Net gain (loss) on investments (realized and unrealized)	1.07	(1.44)	1.96	.11	.65	1.64
Total from investment operations	1.08	(1.43)	1.96	.17	.71	1.68
Less distributions from:
Net investment income	(.01)	—	(.03)	(.05)	(.03)	(.04)
Net realized gains	—	(2.92)	(.24)	(.72)	(1.71)	(1.32)
Total distributions	(.01)	(2.92)	(.27)	(.77)	(1.74)	(1.36)
Net asset value, end of period	$8.87	$7.80	$12.15	$10.46	$11.06	$12.09

Total Return[c]	13.84%	(17.94%)	18.97%	1.40%	8.35%	15.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,613	$3,471	$4,494	$3,821	$4,698	$4,200
Ratios to average net assets:
Net investment income (loss)	0.18%	0.06%	0.01%	0.56%	0.54%	0.37%
Total expenses[d]	3.32%	2.81%	2.70%	2.48%	2.26%	2.06%
Net expenses[e,f,g]	1.18%	1.20%	1.20%	1.21%	1.22%	1.21%
Portfolio turnover rate	34%	79%	123%	100%	96%	117%

C-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$7.28	$11.58	$10.03	$10.65	$11.76	$11.52
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.06)	(.08)	(.02)	(.02)	(.04)
Net gain (loss) on investments (realized and unrealized)	1.00	(1.32)	1.87	.12	.62	1.60
Total from investment operations	.97	(1.38)	1.79	.10	.60	1.56
Less distributions from:
Net realized gains	—	(2.92)	(.24)	(.72)	(1.71)	(1.32)
Total distributions	—	(2.92)	(.24)	(.72)	(1.71)	(1.32)
Net asset value, end of period	$8.25	$7.28	$11.58	$10.03	$10.65	$11.76

Total Return[c]	13.48%	(18.60%)	18.03%	0.74%	7.44%	14.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$445	$1,092	$1,539	$2,595	$3,882	$5,142
Ratios to average net assets:
Net investment income (loss)	(0.68%)	(0.66%)	(0.70%)	(0.19%)	(0.20%)	(0.36%)
Total expenses[d]	4.03%	3.54%	3.41%	3.22%	2.94%	2.73%
Net expenses[e,f,g]	1.93%	1.95%	1.95%	1.96%	1.97%	1.95%
Portfolio turnover rate	34%	79%	123%	100%	96%	117%

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$8.15	$12.58	$10.82	$11.41	$12.41	$12.05
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.01	—	.06	.06	.04
Net gain (loss) on investments (realized and unrealized)	1.12	(1.52)	2.03	.12	.67	1.69
Total from investment operations	1.13	(1.51)	2.03	.18	.73	1.73
Less distributions from:
Net investment income	—	—	(.03)	(.05)	(.02)	(.05)
Net realized gains	—	(2.92)	(.24)	(.72)	(1.71)	(1.32)
Total distributions	—	(2.92)	(.27)	(.77)	(1.73)	(1.37)
Net asset value, end of period	$9.28	$8.15	$12.58	$10.82	$11.41	$12.41

Total Return	13.87%	(17.97%)	18.98%	1.44%	8.26%	15.33%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$201	$286	$327	$318	$443	$585
Ratios to average net assets:
Net investment income (loss)	0.22%	0.07%	0.01%	0.56%	0.53%	0.36%
Total expenses[d]	3.42%	2.89%	2.76%	2.54%	2.30%	1.98%
Net expenses[e,f,g]	1.18%	1.20%	1.20%	1.21%	1.22%	1.20%
Portfolio turnover rate	34%	79%	123%	100%	96%	117%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$8.27	$12.69	$10.93	$11.52	$12.52	$12.16
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.03	.03	.09	.09	.08
Net gain (loss) on investments (realized and unrealized)	1.13	(1.53)	2.04	.12	.68	1.68
Total from investment operations	1.15	(1.50)	2.07	.21	.77	1.76
Less distributions from:
Net investment income	(.01)	—	(.07)	(.08)	(.06)	(.08)
Net realized gains	—	(2.92)	(.24)	(.72)	(1.71)	(1.32)
Total distributions	(.01)	(2.92)	(.31)	(.80)	(1.77)	(1.40)
Net asset value, end of period	$9.41	$8.27	$12.69	$10.93	$11.52	$12.52

Total Return	13.95%	(17.68%)	19.23%	1.69%	8.62%	15.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,417	$3,626	$4,676	$5,468	$6,286	$8,590
Ratios to average net assets:
Net investment income (loss)	0.50%	0.31%	0.26%	0.81%	0.80%	0.64%
Total expenses[d]	3.00%	2.51%	2.40%	2.23%	1.97%	1.70%
Net expenses[e,f,g]	0.93%	0.95%	0.95%	0.96%	0.97%	0.95%
Portfolio turnover rate	34%	79%	123%	100%	96%	117%

[a]	Unaudited figures for the period ended March 31, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	—	—	—	—	—	—
C-Class	—	—	—	0.00%[h]	—	—
P-Class	—	—	—	—	—	—
Institutional Class	—	—	—	—	—	—

[h]	Less than 0.01%

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	1.17%	1.19%	1.20%	1.21%	1.21%	1.20%
C-Class	1.92%	1.94%	1.95%	1.96%	1.96%	1.95%
P-Class	1.17%	1.19%	1.20%	1.21%	1.21%	1.20%
Institutional Class	0.92%	0.94%	0.95%	0.96%	0.96%	1.95%

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

RBP® LARGE-CAP MARKET FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Market IndexSM (the “Market Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 27, 2010
C-Class	April 18, 2011
P-Class	April 27, 2010
Institutional Class	February 15, 2011

Ten Largest Holdings	(% of Total Net Assets)
Microsoft Corp.	6.8%
Apple, Inc.	5.9%
Alphabet, Inc. — Class C	4.1%
Tesla, Inc.	2.6%
Exxon Mobil Corp.	2.2%
Visa, Inc. — Class A	2.0%
Home Depot, Inc.	1.7%
Broadcom, Inc.	1.7%
Salesforce, Inc.	1.6%
Walmart, Inc.	1.6%
Top Ten Total	30.2%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Average Annual Returns*

Periods Ended March 31, 2023

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	11.32%	(12.88%)	7.11%	9.53%
A-Class Shares with sales charge‡	6.05%	(17.01%)	6.07%	8.88%
C-Class Shares	10.87%	(13.48%)	6.33%	8.77%
C-Class Shares with CDSC§	9.87%	(14.31%)	6.33%	8.77%
P-Class Shares**	11.39%	(12.84%)	7.13%	9.58%
Institutional Class Shares	11.53%	(12.61%)	7.39%	9.86%
Guggenheim RBP Large-Cap Market IndexSM	11.80%	(12.10%)	8.44%	11.03%
Dow Jones U.S. Large-Cap Total Stock Market Index	15.29%	(8.56%)	10.91%	12.05%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Guggenheim RBP Large-Cap Market IndexSM and the Dow Jones U.S. Large-Cap Total Stock Market Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the average annual return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023
RBP® LARGE-CAP MARKET FUND

	Shares	Value
COMMON STOCKS† - 98.9%

Technology - 22.3%
Microsoft Corp.	2,625	$756,788
Apple, Inc.	3,993	658,446
Broadcom, Inc.	294	188,613
Salesforce, Inc.*	894	178,603
Adobe, Inc.*	423	163,012
Applied Materials, Inc.	1,159	142,360
ServiceNow, Inc.*	279	129,657
Electronic Arts, Inc.	903	108,766
NVIDIA Corp.	284	78,886
Accenture plc — Class A	215	61,449
Total Technology		2,466,580

Consumer, Non-cyclical - 22.0%
Procter & Gamble Co.	1,145	170,250
Bristol-Myers Squibb Co.	2,214	153,452
Danaher Corp.	591	148,956
Gilead Sciences, Inc.	1,606	133,250
Becton Dickinson and Co.	536	132,681
IDEXX Laboratories, Inc.*	253	126,520
McKesson Corp.	338	120,345
Kroger Co.	2,397	118,340
Corteva, Inc.	1,928	116,278
FleetCor Technologies, Inc.*	551	116,178
AmerisourceBergen Corp. — Class A	701	112,237
Constellation Brands, Inc. — Class A	495	111,815
Incyte Corp.*	1,496	108,116
Sysco Corp.	1,343	103,720
IQVIA Holdings, Inc.*	438	87,114
Equifax, Inc.	418	84,787
Encompass Health Corp.	1,537	83,152
PayPal Holdings, Inc.*	938	71,232
PepsiCo, Inc.	369	67,269
Amgen, Inc.	199	48,108
Dexcom, Inc.*	384	44,613
Merck & Company, Inc.	409	43,514
UnitedHealth Group, Inc.	87	41,115
Bunge Ltd.	428	40,883
US Foods Holding Corp.*	1,027	37,937
Johnson & Johnson	98	15,190
Total Consumer, Non-cyclical		2,437,052

Financial - 15.2%
Visa, Inc. — Class A	966	217,794
Mastercard, Inc. — Class A	421	152,996
Prologis, Inc. REIT	1,163	145,108
Chubb Ltd.	622	120,780
American Tower Corp. — Class A REIT	562	114,839
Travelers Companies, Inc.	652	111,759
Discover Financial Services	1,095	108,230
Globe Life, Inc.	952	104,739
Cboe Global Markets, Inc.	758	101,754
Truist Financial Corp.	2,964	101,072
American International Group, Inc.	1,950	98,202
Webster Financial Corp.	2,223	87,631
W R Berkley Corp.	1,324	82,432
Berkshire Hathaway, Inc. — Class B*	202	62,371
Voya Financial, Inc.	404	28,870
MetLife, Inc.	289	16,745
Mid-America Apartment Communities, Inc. REIT	103	15,557
JPMorgan Chase & Co.	77	10,034
Total Financial		1,680,913

Consumer, Cyclical - 11.8%
Tesla, Inc.*	1,376	285,465
Home Depot, Inc.	648	191,238
Walmart, Inc.	1,171	172,664
NIKE, Inc. — Class B	1,255	153,913
Starbucks Corp.	1,347	140,263
TJX Companies, Inc.	1,734	135,876
Target Corp.	774	128,198
Southwest Airlines Co.	3,016	98,140
Total Consumer, Cyclical		1,305,757

Communications - 10.4%
Alphabet, Inc. — Class C*	4,400	457,600
Walt Disney Co.*	1,649	165,114
Amazon.com, Inc.*	1,491	154,006
T-Mobile US, Inc.*	943	136,584
Palo Alto Networks, Inc.*	649	129,631
Comcast Corp. — Class A	2,313	87,686
Meta Platforms, Inc. — Class A*	88	18,651
Total Communications		1,149,272

Industrial - 7.2%
Deere & Co.	343	141,618
Caterpillar, Inc.	613	140,279
Eaton Corporation plc	728	124,735
Northrop Grumman Corp.	248	114,507
Keysight Technologies, Inc.*	651	105,124
Illinois Tool Works, Inc.	313	76,200
Agilent Technologies, Inc.	274	37,905
Fortune Brands Innovations, Inc.	643	37,763
Builders FirstSource, Inc.*	156	13,850
Regal Rexnord Corp.	80	11,258
Total Industrial		803,239

Energy - 4.3%
Exxon Mobil Corp.	2,194	240,594
Pioneer Natural Resources Co.	480	98,035
EOG Resources, Inc.	688	78,865
ConocoPhillips	631	62,602
Total Energy		480,096

Utilities - 3.6%
NextEra Energy, Inc.	1,851	142,675
Evergy, Inc.	1,463	89,419
Constellation Energy Corp.	895	70,257
Vistra Corp.	2,637	63,288
Exelon Corp.	895	37,492
Total Utilities		403,131

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2023
RBP® LARGE-CAP MARKET FUND

	Shares	Value

Basic Materials - 2.1%
FMC Corp.	881	$107,597
Mosaic Co.	2,214	101,578
Cleveland-Cliffs, Inc.*	1,240	22,729
Total Basic Materials		231,904

Total Common Stocks
(Cost $10,539,365)		10,957,944

EXCHANGE-TRADED FUNDS† - 0.4%
SPDR S&P 500 ETF Trust	47	19,241
Vanguard S&P 500 ETF	51	19,180
Total Exchange-Traded Funds
(Cost $37,148)		38,421

Total Investments - 99.3%
(Cost $10,576,513)		$10,996,365
Other Assets & Liabilities, net - 0.7%		78,922
Total Net Assets - 100.0%		$11,075,287

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,957,944	$—	$—	$10,957,944
Exchange-Traded Funds	38,421	—	—	38,421
Total Assets	$10,996,365	$—	$—	$10,996,365

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023

Assets:
Investments, at value (cost $10,576,513)	$10,996,365
Cash	50,818
Prepaid expenses	34,832
Receivables:
Investment Adviser	10,712
Dividends	5,581
Total assets	11,098,308

Liabilities:
Payable for:
Professional fees	10,448
Fund accounting and administration fees	4,301
Distribution and service fees	3,100
Transfer agent/maintenance fees	2,321
Printing fees	1,202
Custodian fees	1,165
Fund shares redeemed	2
Miscellaneous	482
Total liabilities	23,021
Net assets	$11,075,287

Net assets consist of:
Paid in capital	$11,017,923
Total distributable earnings (loss)	57,364
Net assets	$11,075,287

A-Class:
Net assets	$6,147,568
Capital shares outstanding	658,838
Net asset value per share	$9.33
Maximum offering price per share (Net asset value divided by 95.25%)	$9.80

C-Class:
Net assets	$1,503,707
Capital shares outstanding	181,802
Net asset value per share	$8.27

P-Class:
Net assets	$141,651
Capital shares outstanding	14,503
Net asset value per share	$9.77

Institutional Class:
Net assets	$3,282,361
Capital shares outstanding	318,718
Net asset value per share	$10.30

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2023

Investment Income:
Dividends (net of foreign withholding tax of $193)	$87,473
Total investment income	87,473

Expenses:
Management fees	41,776
Distribution and service fees:
A-Class	9,347
C-Class	9,001
P-Class	176
Transfer agent fees:
A-Class	6,714
C-Class	2,029
P-Class	382
Institutional Class	3,728
Registration fees	35,291
Professional fees	20,222
Fund accounting and administration fees	6,927
Trustees’ fees*	5,079
Custodian fees	1,945
Line of credit fees	193
Miscellaneous	5,577
Total expenses	148,387
Less: Expenses reimbursed by Adviser:
A-Class	(20,034)
C-Class	(5,334)
P-Class	(650)
Institutional Class	(9,779)
Expenses waived by Adviser	(43,503)
Earnings credit applied	(989)
Total waived/reimbursed expenses	(80,289)
Net expenses	68,098
Net investment income	19,375

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(354,248)
Net realized loss	(354,248)
Net change in unrealized appreciation (depreciation) on:
Investments	1,504,964
Net change in unrealized appreciation (depreciation)	1,504,964
Net realized and unrealized gain	1,150,716
Net increase in net assets resulting from operations	$1,170,091

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

RBP® LARGE-CAP MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$19,375	$577
Net realized gain (loss) on investments	(354,248)	499,846
Net change in unrealized appreciation (depreciation) on investments	1,504,964	(2,953,655)
Net increase (decrease) in net assets resulting from operations	1,170,091	(2,453,232)

Distributions to shareholders:
A-Class	(184,932)	(1,517,760)
C-Class	(60,197)	(748,307)
P-Class	(4,151)	(32,243)
Institutional Class	(98,578)	(737,289)
Total distributions to shareholders	(347,858)	(3,035,599)

Capital share transactions:
Proceeds from sale of shares
A-Class	252,063	1,089,498
C-Class	—	7,145
P-Class	2,025	18,655
Institutional Class	239,356	554,113
Distributions reinvested
A-Class	166,750	1,366,664
C-Class	60,197	741,163
P-Class	4,019	31,173
Institutional Class	97,091	724,849
Cost of shares redeemed
A-Class	(331,856)	(997,303)
C-Class	(520,905)	(1,070,785)
P-Class	(8,940)	(87,157)
Institutional Class	(146,685)	(502,928)
Net increase (decrease) from capital share transactions	(186,885)	1,875,087
Net increase (decrease) in net assets	635,348	(3,613,744)

Net assets:
Beginning of period	10,439,939	14,053,683
End of period	$11,075,287	$10,439,939

Capital share activity:
Shares sold
A-Class	26,886	99,324
C-Class	—	694
P-Class	209	1,684
Institutional Class	23,141	41,684
Shares issued from reinvestment of distributions
A-Class	18,027	119,151
C-Class	7,323	72,027
P-Class	415	2,600
Institutional Class	9,519	57,437
Shares redeemed
A-Class	(35,816)	(93,004)
C-Class	(63,446)	(109,517)
P-Class	(926)	(6,314)
Institutional Class	(14,135)	(41,877)
Net increase (decrease) in shares	(28,803)	143,889

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$8.64	$13.30	$10.90	$10.71	$12.04	$11.36
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.01	(.01)	.02	.03	.01
Net gain (loss) on investments (realized and unrealized)	.96	(1.79)	2.96	.88	.25	1.84
Total from investment operations	.98	(1.78)	2.95	.90	.28	1.85
Less distributions from:
Net investment income	(.01)	—	—	(.01)	—	—
Net realized gains	(.28)	(2.88)	(.55)	(.70)	(1.61)	(1.17)
Total distributions	(.29)	(2.88)	(.55)	(.71)	(1.61)	(1.17)
Net asset value, end of period	$9.33	$8.64	$13.30	$10.90	$10.71	$12.04

Total Return[c]	11.32%	(18.71%)	27.82%	8.57%	4.34%	17.47%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,148	$5,614	$6,973	$4,372	$4,651	$4,280
Ratios to average net assets:
Net investment income (loss)	0.40%	0.10%	(0.11%)	0.17%	0.32%	0.09%
Total expenses[d]	2.64%	2.50%	2.48%	2.64%	2.29%	1.86%
Net expenses[e,f,g]	1.19%	1.20%	1.20%	1.21%	1.22%	1.21%
Portfolio turnover rate	35%	67%	105%	76%	81%	93%

C-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$7.71	$12.23	$10.13	$10.07	$11.50	$10.98
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	(.07)	(.10)	(.06)	(.04)	(.07)
Net gain (loss) on investments (realized and unrealized)	.85	(1.57)	2.75	.82	.22	1.76
Total from investment operations	.84	(1.64)	2.65	.76	.18	1.69
Less distributions from:
Net realized gains	(.28)	(2.88)	(.55)	(.70)	(1.61)	(1.17)
Total distributions	(.28)	(2.88)	(.55)	(.70)	(1.61)	(1.17)
Net asset value, end of period	$8.27	$7.71	$12.23	$10.13	$10.07	$11.50

Total Return[c]	10.87%	(19.30%)	26.94%	7.69%	3.59%	16.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,504	$1,834	$3,360	$4,859	$6,223	$9,672
Ratios to average net assets:
Net investment income (loss)	(0.36%)	(0.69%)	(0.83%)	(0.57%)	(0.42%)	(0.66%)
Total expenses[d]	3.31%	3.16%	3.22%	3.32%	2.92%	2.62%
Net expenses[e,f,g]	1.94%	1.95%	1.95%	1.96%	1.97%	1.96%
Portfolio turnover rate	35%	67%	105%	76%	81%	93%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$9.03	$13.78	$11.28	$11.06	$12.37	$11.64
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.01	(.01)	.02	.04	.01
Net gain (loss) on investments (realized and unrealized)	1.01	(1.88)	3.06	.91	.26	1.89
Total from investment operations	1.03	(1.87)	3.05	.93	.30	1.90
Less distributions from:
Net investment income	(.01)	—	—	(.01)	—	—
Net realized gains	(.28)	(2.88)	(.55)	(.70)	(1.61)	(1.17)
Total distributions	(.29)	(2.88)	(.55)	(.71)	(1.61)	(1.17)
Net asset value, end of period	$9.77	$9.03	$13.78	$11.28	$11.06	$12.37

Total Return	11.39%	(18.72%)	27.76%	8.54%	4.39%	17.38%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$142	$134	$232	$131	$154	$200
Ratios to average net assets:
Net investment income (loss)	0.40%	0.09%	(0.10%)	0.17%	0.35%	0.08%
Total expenses[d]	2.90%	2.67%	2.61%	2.79%	2.34%	1.97%
Net expenses[e,f,g]	1.19%	1.20%	1.20%	1.21%	1.22%	1.21%
Portfolio turnover rate	35%	67%	105%	76%	81%	93%

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$9.52	$14.36	$11.70	$11.44	$12.71	$11.91
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.04	.02	.05	.07	.04
Net gain (loss) on investments (realized and unrealized)	1.07	(2.00)	3.19	.95	.27	1.93
Total from investment operations	1.10	(1.96)	3.21	1.00	.34	1.97
Less distributions from:
Net investment income	(.04)	—	—	(.04)	—	—
Net realized gains	(.28)	(2.88)	(.55)	(.70)	(1.61)	(1.17)
Total distributions	(.32)	(2.88)	(.55)	(.74)	(1.61)	(1.17)
Net asset value, end of period	$10.30	$9.52	$14.36	$11.70	$11.44	$12.71

Total Return	11.53%	(18.56%)	28.15%	8.90%	4.62%	17.69%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,282	$2,859	$3,488	$1,634	$3,747	$5,026
Ratios to average net assets:
Net investment income (loss)	0.65%	0.34%	0.13%	0.47%	0.59%	0.35%
Total expenses[d]	2.34%	2.18%	2.15%	2.25%	1.96%	1.57%
Net expenses[e,f,g]	0.94%	0.95%	0.95%	0.96%	0.97%	0.96%
Portfolio turnover rate	35%	67%	105%	76%	81%	93%

[a]	Unaudited figures for the period ended March 31, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	—	—	—	—	—	—
C-Class	—	—	—	0.00%[h]	—	—
P-Class	—	—	—	—	—	—
Institutional Class	—	—	—	—	—	—

[h]	Less than 0.01%
[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	1.17%	1.19%	1.20%	1.21%	1.21%	1.20%
C-Class	1.92%	1.95%	1.95%	1.96%	1.96%	1.95%
P-Class	1.17%	1.19%	1.20%	1.21%	1.21%	1.20%
Institutional Class	0.92%	0.94%	0.95%	0.96%	0.96%	0.95%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2023

RBP® LARGE-CAP VALUE FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Value IndexSM (the “Value Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 18, 2011
C-Class	April 18, 2011
P-Class	April 18, 2011
Institutional Class	February 10, 2011

Ten Largest Holdings	(% of Total Net Assets)
iShares S&P 500 Value ETF	2.4%
Home Depot, Inc.	2.4%
Chevron Corp.	2.4%
Merck & Company, Inc.	2.2%
Exxon Mobil Corp.	2.2%
Walmart, Inc.	2.0%
Procter & Gamble Co.	2.0%
Walt Disney Co.	1.9%
Berkshire Hathaway, Inc. — Class B	1.8%
Abbott Laboratories	1.7%
Top Ten Total	21.0%

“Ten Largest Holdings” excludes any temporary cash investments.

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2023

Average Annual Returns*

Periods Ended March 31, 2023

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	13.89%	(5.37%)	5.64%	8.36%
A-Class Shares with sales charge‡	8.49%	(9.84%)	4.61%	7.71%
C-Class Shares	13.38%	(6.14%)	4.84%	7.56%
C-Class Shares with CDSC§	12.38%	(7.05%)	4.84%	7.56%
P-Class Shares	13.87%	(5.34%)	5.62%	8.39%
Institutional Class Shares	14.01%	(5.16%)	5.90%	8.68%
Guggenheim RBP Large-Cap Value IndexSM	14.33%	(4.61%)	6.83%	9.84%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	13.62%	(5.62%)	7.45%	9.29%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones U.S. Large-Cap Value Total Stock Market Index and Guggenheim RBP Large-Cap Value IndexSM are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the average annual return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023
RBP® LARGE-CAP VALUE FUND

	Shares	Value
COMMON STOCKS† - 96.0%

Consumer, Non-cyclical - 22.3%
Merck & Company, Inc.	914	$97,240
Procter & Gamble Co.	588	87,430
Abbott Laboratories	737	74,629
Philip Morris International, Inc.	726	70,604
Bristol-Myers Squibb Co.	992	68,756
Gilead Sciences, Inc.	749	62,145
Becton Dickinson and Co.	238	58,914
Automatic Data Processing, Inc.	237	52,763
Amgen, Inc.	210	50,767
Kroger Co.	1,001	49,419
Constellation Brands, Inc. — Class A	213	48,114
Johnson & Johnson	308	47,740
Sysco Corp.	608	46,956
Bunge Ltd.	470	44,894
PepsiCo, Inc.	213	38,830
AmerisourceBergen Corp. — Class A	161	25,778
AbbVie, Inc.	111	17,690
Coca-Cola Co.	164	10,173
Pfizer, Inc.	181	7,385
Keurig Dr Pepper, Inc.	138	4,869
Total Consumer, Non-cyclical		965,096

Financial - 21.0%
Berkshire Hathaway, Inc. — Class B*	248	76,575
Prologis, Inc. REIT	561	69,996
Progressive Corp.	414	59,227
Chubb Ltd.	283	54,953
Cboe Global Markets, Inc.	365	48,998
Ameriprise Financial, Inc.	154	47,201
Everest Re Group Ltd.	129	46,185
Travelers Companies, Inc.	268	45,938
Crown Castle, Inc. REIT	336	44,970
UDR, Inc. REIT	1,082	44,427
Truist Financial Corp.	1,290	43,989
Mid-America Apartment Communities, Inc. REIT	286	43,198
American International Group, Inc.	836	42,101
MetLife, Inc.	699	40,500
JPMorgan Chase & Co.	296	38,572
American Express Co.	226	37,279
Globe Life, Inc.	268	29,485
Hartford Financial Services Group, Inc.	345	24,043
PNC Financial Services Group, Inc.	141	17,921
Equity LifeStyle Properties, Inc. REIT	240	16,111
Webster Financial Corp.	325	12,811
Bank of America Corp.	422	12,069
Intercontinental Exchange, Inc.	60	6,257
First Republic Bank	310	4,337
American Financial Group, Inc.	12	1,458
Total Financial		908,601

Industrial - 13.2%
Caterpillar, Inc.	297	67,965
Eaton Corporation plc	352	60,311
TE Connectivity Ltd.	415	54,427
Parker-Hannifin Corp.	161	54,114
Northrop Grumman Corp.	99	45,710
Jacobs Solutions, Inc.	380	44,654
Keysight Technologies, Inc.*	272	43,923
Regal Rexnord Corp.	283	39,827
CSX Corp.	1,225	36,676
Allegion plc	323	34,474
Fortune Brands Innovations, Inc.	568	33,359
Amphenol Corp. — Class A	354	28,929
Republic Services, Inc. — Class A	158	21,365
Masco Corp.	91	4,524
Agilent Technologies, Inc.	15	2,075
Total Industrial		572,333

Consumer, Cyclical - 12.2%
Home Depot, Inc.	351	103,587
Walmart, Inc.	599	88,323
General Motors Co.	1,411	51,756
NIKE, Inc. — Class B	414	50,773
Dollar Tree, Inc.*	308	44,213
Target Corp.	264	43,726
TJX Companies, Inc.	525	41,139
Southwest Airlines Co.	1,240	40,350
Alaska Air Group, Inc.*	591	24,798
Advance Auto Parts, Inc.	198	24,079
Starbucks Corp.	124	12,912
Delta Air Lines, Inc.*	60	2,095
Total Consumer, Cyclical		527,751

Energy - 7.3%
Chevron Corp.	630	102,791
Exxon Mobil Corp.	872	95,623
Pioneer Natural Resources Co.	248	50,652
Marathon Petroleum Corp.	242	32,629
Valero Energy Corp.	172	24,011
Occidental Petroleum Corp.	198	12,361
Total Energy		318,067

Technology - 5.9%
Applied Materials, Inc.	536	65,837
Analog Devices, Inc.	332	65,477
Microchip Technology, Inc.	612	51,273
QUALCOMM, Inc.	327	41,719
Electronic Arts, Inc.	192	23,126
Marvell Technology, Inc.	174	7,534
Total Technology		254,966

Utilities - 5.9%
Exelon Corp.	1,223	51,232
NextEra Energy, Inc.	662	51,027
FirstEnergy Corp.	1,136	45,508
Evergy, Inc.	727	44,434
American Electric Power Company, Inc.	352	32,029
Duke Energy Corp.	166	16,014
CenterPoint Energy, Inc.	492	14,494
Total Utilities		254,738

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2023
RBP® LARGE-CAP VALUE FUND

	Shares	Value

Communications - 4.9%
Walt Disney Co.*	844	$84,510
AT&T, Inc.	3,744	72,072
Comcast Corp. — Class A	1,364	51,709
Omnicom Group, Inc.	50	4,717
Total Communications		213,008

Basic Materials - 3.3%
DuPont de Nemours, Inc.	650	46,650
FMC Corp.	376	45,921
Mosaic Co.	899	41,246
CF Industries Holdings, Inc.	100	7,249
Total Basic Materials		141,066

Total Common Stocks
(Cost $4,003,413)		4,155,626

EXCHANGE-TRADED FUNDS† - 2.4%
iShares S&P 500 Value ETF	688	104,411
Total Exchange-Traded Funds
(Cost $101,550)		104,411

Total Investments - 98.4%
(Cost $4,104,963)		$4,260,037
Other Assets & Liabilities, net - 1.6%		67,896
Total Net Assets - 100.0%		$4,327,933

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,155,626	$—	$—	$4,155,626
Exchange-Traded Funds	104,411	—	—	104,411
Total Assets	$4,260,037	$—	$—	$4,260,037

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

RBP® LARGE-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023

Assets:
Investments, at value (cost $4,104,963)	$4,260,037
Cash	14,463
Prepaid expenses	49,217
Receivables:
Investment Adviser	16,015
Securities sold	7,659
Dividends	3,388
Total assets	4,350,779

Liabilities:
Payable for:
Professional fees	12,916
Fund accounting and administration fees	4,216
Transfer agent fees	2,109
Printing fees	1,562
Distribution and service fees	476
Miscellaneous	1,567
Total liabilities	22,846
Net assets	$4,327,933

Net assets consist of:
Paid in capital	$4,152,350
Total distributable earnings (loss)	175,583
Net assets	$4,327,933

A-Class:
Net assets	$425,555
Capital shares outstanding	42,588
Net asset value per share	$9.99
Maximum offering price per share (Net asset value divided by 95.25%)	$10.49

C-Class:
Net assets	$334,075
Capital shares outstanding	33,974
Net asset value per share	$9.83

P-Class:
Net assets	$300,453
Capital shares outstanding	30,511
Net asset value per share	$9.85

Institutional Class:
Net assets	$3,267,850
Capital shares outstanding	317,646
Net asset value per share	$10.29

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2023

Investment Income:
Dividends (net of foreign withholding tax of $25)	$51,024
Interest	8
Total investment income	51,032

Expenses:
Management fees	16,223
Distribution and service fees:
A-Class	662
C-Class	1,702
P-Class	350
Transfer agent fees:
A-Class	1,407
C-Class	1,099
P-Class	1,049
Institutional Class	9,285
Registration fees	32,351
Professional fees	17,976
Fund accounting and administration fees	5,474
Trustees’ fees*	5,208
Custodian fees	1,624
Line of credit fees	70
Miscellaneous	5,409
Total expenses	99,889
Less: Expenses reimbursed by Adviser:
A-Class	(6,392)
C-Class	(4,804)
P-Class	(4,128)
Institutional Class	(44,729)
Expenses waived by Adviser	(16,894)
Earnings credit applied	(375)
Total waived/reimbursed expenses	77,322
Net expenses	22,567
Net investment income	28,465

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	13,958
Net realized gain	13,958
Net change in unrealized appreciation (depreciation) on:
Investments	494,764
Net change in unrealized appreciation (depreciation)	494,764
Net realized and unrealized gain	508,722
Net increase in net assets resulting from operations	$537,187

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from Operations:
Net investment income	$28,465	$49,040
Net realized gain on investments	13,958	143,975
Net change in unrealized appreciation (depreciation) on investments	494,764	(668,161)
Net increase (decrease) in net assets resulting from operations	537,187	(475,146)

Distributions to shareholders:
A-Class	(14,416)	(64,288)
C-Class	(10,493)	(52,675)
P-Class	(8,672)	(31,527)
Institutional Class	(116,795)	(463,645)
Total distributions to shareholders	(150,376)	(612,135)

Capital share transactions:
Proceeds from sale of shares
A-Class	13,425	409,532
C-Class	—	169,869
P-Class	47,756	151,821
Institutional Class	195	8,315
Distributions reinvested
A-Class	14,416	58,119
C-Class	10,493	52,675
P-Class	8,513	30,705
Institutional Class	116,795	463,645
Cost of shares redeemed
A-Class	(85,607)	(71,115)
C-Class	(30,920)	(401,548)
P-Class	(7,627)	(205,054)
Institutional Class	(1,844)	(1,047)
Net increase from capital share transactions	85,595	665,917
Net increase (decrease) in net assets	472,406	(421,364)

Net assets:
Beginning of period	3,855,527	4,276,891
End of period	$4,327,933	$3,855,527

Capital share activity:
Shares sold
A-Class	1,292	34,332
C-Class	—	16,281
P-Class	4,766	14,580
Institutional Class	19	696
Shares issued from reinvestment of distributions
A-Class	1,400	5,327
C-Class	1,033	4,855
P-Class	839	2,854
Institutional Class	11,029	41,176
Shares redeemed
A-Class	(8,291)	(7,023)
C-Class	(3,127)	(34,267)
P-Class	(764)	(18,349)
Institutional Class	(185)	(93)
Net increase in shares	8,011	60,369

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$9.05	$11.69	$9.30	$10.28	$11.17	$11.12
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.11	.08	.15	.14	.10
Net gain (loss) on investments (realized and unrealized)	1.20	(1.11)	2.69	(.96)	.01	1.09
Total from investment operations	1.26	(1.00)	2.77	(.81)	.15	1.19
Less distributions from:
Net investment income	(.08)	—	(.38)	(.11)	(.06)	(.20)
Net realized gains	(.24)	(1.64)	—	(.06)	(.98)	(.94)
Total distributions	(.32)	(1.64)	(.38)	(.17)	(1.04)	(1.14)
Net asset value, end of period	$9.99	$9.05	$11.69	$9.30	$10.28	$11.17

Total Return[c]	13.89%	(11.02%)	30.34%	(8.05%)	2.53%	11.36%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$426	$436	$182	$53	$86	$106
Ratios to average net assets:
Net investment income (loss)	1.20%	1.06%	0.74%	1.53%	1.41%	0.90%
Total expenses[d]	4.80%	5.09%	5.90%	7.41%	6.32%	5.49%
Net expenses[e,f,g]	1.19%	1.20%	1.20%	1.21%	1.22%	1.21%
Portfolio turnover rate	34%	73%	132%	95%	101%	104%

C-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$8.94	$11.79	$9.12	$10.14	$11.09	$10.98
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.02	—	.07	.06	.01
Net gain (loss) on investments (realized and unrealized)	1.19	(1.08)	2.68	(.94)	.02	1.09
Total from investment operations	1.21	(1.06)	2.68	(.87)	.08	1.10
Less distributions from:
Net investment income	(.08)	(.15)	(.01)	(.09)	(.05)	(.05)
Net realized gains	(.24)	(1.64)	—	(.06)	(.98)	(.94)
Total distributions	(.32)	(1.79)	(.01)	(.15)	(1.03)	(.99)
Net asset value, end of period	$9.83	$8.94	$11.79	$9.12	$10.14	$11.09

Total Return[c]	13.38%	(11.65%)	29.41%	(8.80%)	1.81%	10.54%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$334	$322	$580	$447	$317	$516
Ratios to average net assets:
Net investment income (loss)	0.43%	0.21%	0.04%	0.79%	0.65%	0.14%
Total expenses[d]	5.54%	5.71%	6.52%	7.99%	6.75%	6.14%
Net expenses[e,f,g]	1.94%	1.95%	1.95%	1.96%	1.97%	1.96%
Portfolio turnover rate	34%	73%	132%	95%	101%	104%

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$8.92	$11.59	$9.28	$10.33	$11.25	$11.12
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.11	.08	.15	.14	.10
Net gain (loss) on investments (realized and unrealized)	1.19	(1.09)	2.67	(.96)	—	1.10
Total from investment operations	1.25	(.98)	2.75	(.81)	.14	1.20
Less distributions from:
Net investment income	(.08)	(.05)	(.44)	(.18)	(.08)	(.13)
Net realized gains	(.24)	(1.64)	—	(.06)	(.98)	(.94)
Total distributions	(.32)	(1.69)	(.44)	(.24)	(1.06)	(1.07)
Net asset value, end of period	$9.85	$8.92	$11.59	$9.28	$10.33	$11.25

Total Return	13.87%	(10.94%)	30.31%	(8.10%)	2.47%	11.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$300	$229	$308	$114	$405	$577
Ratios to average net assets:
Net investment income (loss)	1.20%	1.01%	0.75%	1.49%	1.41%	0.90%
Total expenses[d]	4.92%	5.11%	5.74%	7.18%	6.07%	5.37%
Net expenses[e,f,g]	1.19%	1.20%	1.20%	1.21%	1.22%	1.21%
Portfolio turnover rate	34%	73%	132%	95%	101%	104%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$9.35	$12.10	$9.40	$10.42	$11.35	$11.22
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	.14	.12	.17	.17	.13
Net gain (loss) on investments (realized and unrealized)	1.26	(1.15)	2.74	(.97)	—	1.11
Total from investment operations	1.33	(1.01)	2.86	(.80)	.17	1.24
Less distributions from:
Net investment income	(.15)	(.10)	(.16)	(.16)	(.12)	(.17)
Net realized gains	(.24)	(1.64)	—	(.06)	(.98)	(.94)
Total distributions	(.39)	(1.74)	(.16)	(.22)	(1.10)	(1.11)
Net asset value, end of period	$10.29	$9.35	$12.10	$9.40	$10.42	$11.35

Total Return	14.01%	(10.73%)	30.72%	(7.92%)	2.77%	11.69%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,268	$2,868	$3,207	$2,437	$2,701	$2,915
Ratios to average net assets:
Net investment income (loss)	1.44%	1.24%	1.04%	1.78%	1.66%	1.14%
Total expenses[d]	4.47%	4.69%	5.49%	6.86%	5.80%	5.07%
Net expenses[e,f,g]	0.94%	0.95%	0.95%	0.96%	0.97%	0.96%
Portfolio turnover rate	34%	73%	132%	95%	101%	104%

[a]	Unaudited figures for the period ended March 31, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	9/30/18
A-Class	—	—	—	—	—	—
C-Class	—	—	—	0.01%	—	—
P-Class	—	—	—	0.00% [h]	—	—
Institutional Class	—	—	—	0.01%	—	—

[h]	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/23[a]	09/30/22	09/30/21	09/30/20	09/30/19	9/30/18
A-Class	1.19%	1.19%	1.20%	1.21%	1.21%	1.20%
C-Class	1.94%	1.94%	1.95%	1.96%	1.96%	1.95%
P-Class	1.19%	1.19%	1.20%	1.21%	1.20%	1.20%
Institutional Class	0.94%	0.94%	0.95%	0.96%	0.96%	0.95%

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Transparent Value Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of four separate classes of shares: A-Class shares, C-Class shares, P-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1.25% contingent deferred sales charge (“CDSC”), if shares are redeemed within 18 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares of each Fund automatically convert to A-Class shares of the same Fund on or about the 10th day of the month following the 8-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 31, 2023, the Trust consisted of five funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Directional Allocation Fund	Diversified
RBP® Dividend Fund	Diversified
RBP® Large-Cap Defensive Fund	Diversified
RBP® Large-Cap Market Fund	Diversified
RBP® Large-Cap Value Fund	Diversified

The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Index as follows:

Fund	Index
Directional Allocation Fund	Guggenheim Directional Allocation IndexSM
RBP® Dividend Fund	Guggenheim RBP® Dividend IndexSM
RBP® Large-Cap Defensive Fund	Guggenheim RBP® Large-Cap Defensive IndexSM
RBP® Large-Cap Market Fund	Guggenheim RBP® Large-Cap Market IndexSM
RBP® Large-Cap Value Fund	Guggenheim RBP® Large-Cap Value IndexSM

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GPIM and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services. If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, the investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds are generally valued at the last quoted sale price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

(b) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(c) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(d) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(e) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(f) Earnings Credits

Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2023 are disclosed in the Statements of Operations.

(g) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 4.83% at March 31, 2023.

(h) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Directional Allocation Fund	0.95%
RBP® Dividend Fund	0.75%
RBP® Large-Cap Defensive Fund	0.75%
RBP® Large-Cap Market Fund	0.75%
RBP® Large-Cap Value Fund	0.75%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of each Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of each Fund’s C-Class shares.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Contractual expense limitation agreements for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

Fund	Limit	Effective Date	Contract End Date
Directional Allocation Fund – A-Class	1.50%	05/09/16	02/01/24
Directional Allocation Fund – C-Class	2.10%	05/09/16	02/01/24
Directional Allocation Fund – P-Class	1.35%	05/09/16	02/01/24
Directional Allocation Fund – Institutional Class	1.10%	05/09/16	02/01/24
RBP® Dividend Fund – A-Class	1.20%	05/09/16	02/01/24
RBP® Dividend Fund – C-Class	1.95%	05/09/16	02/01/24
RBP® Dividend Fund – P-Class	1.20%	05/09/16	02/01/24
RBP® Dividend Fund – Institutional Class	0.95%	05/09/16	02/01/24
RBP® Large-Cap Defensive Fund – A-Class	1.20%	05/09/16	02/01/24
RBP® Large-Cap Defensive Fund – C-Class	1.95%	05/09/16	02/01/24
RBP® Large-Cap Defensive Fund – P-Class	1.20%	05/09/16	02/01/24
RBP® Large-Cap Defensive Fund – Institutional Class	0.95%	05/09/16	02/01/24
RBP® Large-Cap Market Fund – A-Class	1.20%	05/09/16	02/01/24
RBP® Large-Cap Market Fund – C-Class	1.95%	05/09/16	02/01/24
RBP® Large-Cap Market Fund – P-Class	1.20%	05/09/16	02/01/24
RBP® Large-Cap Market Fund – Institutional Class	0.95%	05/09/16	02/01/24
RBP® Large-Cap Value Fund – A-Class	1.20%	05/09/16	02/01/24
RBP® Large-Cap Value Fund – C-Class	1.95%	05/09/16	02/01/24
RBP® Large-Cap Value Fund – P-Class	1.20%	05/09/16	02/01/24
RBP® Large-Cap Value Fund – Institutional Class	0.95%	05/09/16	02/01/24

GPIM is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GPIM is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GPIM. At March 31, 2023, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended September 30, are presented in the following table:

Fund	2023	2024	2025	2026	Fund Total
Directional Allocation Fund
A-Class	$—	$—	$106,248	$54,403	$160,651
C-Class	65,306	53,621	43,415	9,834	172,176
P-Class	5,077	3,842	6,545	3,004	18,468
Institutional Class	100,718	89,377	123,748	49,565	363,408
RBP® Dividend Fund
A-Class	30,576	63,294	83,754	40,382	218,006
C-Class	23,202	24,180	10,456	3,947	61,785
P-Class	7,559	11,082	9,488	4,032	32,161
Institutional Class	42,336	60,349	65,409	31,031	199,125
RBP® Large-Cap Defensive Fund
A-Class	35,325	61,062	71,145	29,344	196,876
C-Class	26,254	31,745	23,681	5,921	87,601
P-Class	3,416	5,214	5,721	3,236	17,587
Institutional Class	50,214	69,291	68,426	43,635	231,566
RBP® Large-Cap Market Fund
A-Class	45,481	73,546	89,424	42,647	251,098
C-Class	50,113	56,833	32,742	12,085	151,773
P-Class	1,501	2,307	2,307	1,176	7,291
Institutional Class	21,101	28,915	44,240	21,665	115,921
RBP® Large-Cap Value Fund
A-Class	4,931	4,788	15,763	8,089	33,571
C-Class	21,651	25,211	17,685	6,080	70,627
P-Class	11,499	9,157	9,701	5,178	35,535
Institutional Class	137,090	136,588	123,927	56,929	454,534

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For the period ended March 31, 2023, GI recouped amounts from the Funds as follows:

Directional Allocation Fund	$69,602

For the period ended March 31, 2023, GFD retained sales charges of $4,925 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 3 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At March 31, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Directional Allocation Fund	$222,878,786	$—	$(15,139)	$(15,139)
RBP® Dividend Fund	17,374,119	953,423	(915,920)	37,503
RBP® Large-Cap Defensive Fund	7,411,198	547,667	(338,241)	209,426
RBP® Large-Cap Market Fund	10,587,398	824,900	(415,933)	408,967
RBP® Large-Cap Value Fund	4,109,133	363,132	(212,228)	150,904

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Securities Transactions

For the period ended March 31, 2023, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Directional Allocation Fund	$—	$—
RBP® Dividend Fund	6,185,644	7,355,530
RBP® Large-Cap Defensive Fund	2,746,568	4,615,281
RBP® Large-Cap Market Fund	3,861,389	4,393,038
RBP® Large-Cap Value Fund	1,455,031	1,533,785

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2023, the Funds did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

Note 6 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,230,000,000 line of credit from Citibank, N.A., which was in place through September 30, 2022, at which time the line of credit was renewed as a 364-day committed, $1,150,000,000 line of credit. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus ½ of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Statement of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2023.

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 8 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2015 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present); Director, Mutual Fund Directors Forum (2022-present). Former: Senior Leader, TIAA (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present); Vice Chairman, VettaFi (2022-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2015	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2003-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2015

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2015 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2018-2022); Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Adviser and/or the parent of the Adviser.

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President, Mutual Funds Boards, Guggenheim Investments (2022-present); President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Mutual Funds Boards, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (2018-present); Board Member, Guggenheim Partners Investment Funds plc (2022-present); Board Member, Guggenheim Global Investments plc (2022-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present).

Former: Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-2022); Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018);Chairman of North American Executive Committee and Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2022

Current: Managing Director, Guggenheim Investments (2004-present); Chief Financial Officer, Chief Accounting Officer, and Treasurer, certain other funds in the Fund Complex (2022-present).

Former: Assistant Treasurer, certain other funds in the Fund Complex (2006-2022); Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2015	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2015	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2016

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); Senior Managing Director, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2015

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2015

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York, 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) The Schedule of Investments is included under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-end Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Transparent Value Trust

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	June 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	June 2, 2023

By (Signature and Title)*	/s/ James M. Howley
James M. Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	June 2, 2023

*	Print the name and title of each signing officer under his or her signature.